Equity-Based Awards - Performance Based Restricted Stock Units Activities (Details) - Performance-based RSUs	12 Months Ended
Dec. 31, 2017 $ / shares shares
Quantity
Unvested, beginning of year (in shares) | shares	2,092,155
Granted (in shares) | shares	1,230,357
Vested (in shares) | shares	(646,208)
Cancelled (in shares) | shares	(1,262,083)
Unvested at end of year (in shares) | shares	1,414,221
Weighted-Average Grant Date Fair Value
Unvested, beginning of year (in dollars per share) | $ / shares	$ 21.94
Granted (in dollars per share) | $ / shares	21.99
Vested (in dollars per share) | $ / shares	18.71
Cancelled (in dollars per share) | $ / shares	22.39
Unvested at end of year (in dollars per share) | $ / shares	$ 23.06